Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,457,581.90
Previously Paid Amount	0.00
Total Fee Amount	6,691.99
Total Offset Amount	0.00
Net Fee	6,691.99
Narrative - Max Aggregate Offering Price	$ 48,457,581.90
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true